UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEGON USA Investment Management, LLC
Address: 4333 Edgewood Rd. N.E.
         MS 5110
         Cedar Rapids, IA  52499-5110

13F File Number: 028-13378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephanie M. Phelps
Title:     Chief Financial Officer
Phone:     319-355-8647

Signature, Place, and Date of Signing:

     /s/ Stephanie M. Phelps     Cedar Rapids, IA     February 4, 2010


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $1,430,735 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


No.	13F File Number	Name
01	028-00136	Transamerica Corporation


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						FORM 13F INFORMATION TABLE
					  AEGON USA INVESTMENT MANAGEMENT, LLC
						  AS OF December 31, 2010


COLUMN 1                    COLUMN 2        COLUMN 3     COLUMN 4  COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8

NAME OF ISSUER             TITLE OF CLASS    CUSIP        VALUE    SHRS OR  SH/ PUT/ INVETMNT   OTHER	     VOTING AUTHORITY
                                                          (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE  SHARED  NONE
CALPINE CORP                COM NEW         131347304      1805   135305    SH        DEFINED   01         135305   N/A
CIT GROUP INC               COM NEW         125581801     17416   369772    SH        DEFINED   01         369772   N/A
DELTA AIR LINES INC DEL     COM NEW         247361702       689    54700    SH        DEFINED   01          54700   N/A
ENERGYSOLUTIONS INC         COM             292756202      3899   700000    SH        DEFINED   01         700000   N/A
LOUISIANA PAC CORP          COM             546347105      1419   150000    SH        DEFINED   01         150000   N/A
MEADWESTVACO CORP           COM             583334107      4186   160000    SH        DEFINED   01         160000   N/A
NEWTEK BUSINESS SVCS INC    COM             652526104        38    22000    SH        DEFINED   01          22000   N/A
PRIMUS GUARANTY LTD         SHS             G72457107     28657  5641174    SH        DEFINED   01        5641174   N/A
RADIAN GROUP INC            COM             750236101       301    37270    SH        DEFINED   01          37270   N/A
SMURFIT-STONE CONTAINER CORPCOM             83272A104     37438  1462441    SH        DEFINED   01        1462441   N/A
SPDR S&P 500 ETF TR         TR UNIT         78462F103    139611  1109610    SH        DEFINED   01        1109610   N/A
SUPERVALU INC               COM             868536103         6      603    SH        DEFINED   01            603   N/A
UNISYS CORP                 COM NEW         909214306      6904   266684    SH        DEFINED   01         266684   N/A
VANGUARD BD INDEX FD INC    LONG TERM BOND  921937793      7805    98687    SH        DEFINED   01          98687   N/A
VANGUARD BD INDEX FD INC    INTERMED TERM   921937819     20328   246433    SH        DEFINED   01         246433   N/A
VANGUARD BD INDEX FD INC    SHORT TRM BOND  921937827     30069   373716    SH        DEFINED   01         373716   N/A
VANGUARD BD INDEX FD INC    TOTAL BND MRKT  921937835    357725  4456517    SH        DEFINED   01        4456517   N/A
VANGUARD INDEX FDS          LARGE CAP ETF   922908637     69050  1198575    SH        DEFINED   01        1198575   N/A
VANGUARD INDEX FDS          GROWTH ETF      922908736    122645  1996818    SH        DEFINED   01        1996818   N/A
VANGUARD INDEX FDS          VALUE ETF       922908744    108264  2030078    SH        DEFINED   01        2030078   N/A
VANGUARD INDEX FDS          SMALL CP ETF    922908751     39181   539460    SH        DEFINED   01         539460   N/A
VANGUARD INDEX FDS          STK MRK ETF     922908769    215794  3323480    SH        DEFINED   01        3323480   N/A
VANGUARD INTL EQUITY INDEX FEMR MKT ETF     922042858     62498  1298098    SH        DEFINED   01        1298098   N/A
VANGUARD INTL EQUITY INDEX FPACIFIC ETF     922042866     30234   530057    SH        DEFINED   01         530057   N/A
VANGUARD INTL EQUITY INDEX FEURPEAN ETF     922042874     60562  1233687    SH        DEFINED   01        1233687   N/A
VANGUARD TAX-MANAGED FD     EUROPE PAC ETF  921943858     59771  1653428    SH        DEFINED   01        1653428   N/A
WESTWOOD ONE INC            COM NEW         961815305      4268   467470    SH        DEFINED   01         467470   N/A
WINN DIXIE STORES INC       COM NEW         974280307       171    23834    SH        DEFINED   01          23834   N/A

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